First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments
July 31, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN SOVEREIGN BONDS AND NOTES (a) — 90.4%
	Brazil — 8.0%
36,300,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/29	$5,889,128
29,200,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/31	4,498,791
20,500,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/33	3,039,827
26,000,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/35	3,727,567
				17,155,313
	Chile — 2.9%
325,000,000	Bonos de la Tesoreria de la Republica en pesos (CLP)	4.50%	03/01/26	334,115
5,925,000,000	Bonos de la Tesoreria de la Republica en pesos (CLP) (b) (c)	4.70%	09/01/30	5,909,396
				6,243,511
	Colombia — 6.5%
8,150,000,000	Colombian TES, Series B (COP)	7.75%	09/18/30	1,711,177
23,960,000,000	Colombian TES, Series B (COP)	7.00%	06/30/32	4,510,572
38,183,000,000	Colombian TES, Series B (COP)	7.25%	10/18/34	6,857,875
3,800,000,000	Colombian TES, Series B (COP)	9.25%	05/28/42	725,537
				13,805,161
	Czech Republic — 3.0%
22,740,000	Czech Republic Government Bond (CZK) (c)	2.40%	09/17/25	1,054,779
20,410,000	Czech Republic Government Bond (CZK)	5.00%	09/30/30	993,273
82,050,000	Czech Republic Government Bond (CZK)	3.50%	05/30/35	3,558,845
23,700,000	Czech Republic Government Bond (CZK)	1.50%	04/24/40	733,471
				6,340,368
	Hungary — 3.8%
900,000,000	Hungary Government Bond (HUF)	6.75%	10/22/28	2,587,716
1,928,000,000	Hungary Government Bond (HUF)	7.00%	10/24/35	5,441,369
				8,029,085
	India — 4.8%
423,000,000	India Government Bond (INR)	6.10%	07/12/31	4,806,961
463,820,000	India Government Bond (INR)	7.18%	07/24/37	5,549,174
				10,356,135
	Indonesia — 14.0%
51,993,000,000	Indonesia Treasury Bond (IDR)	8.38%	09/15/26	3,246,600
137,786,000,000	Indonesia Treasury Bond (IDR)	9.00%	03/15/29	9,171,884
127,269,000,000	Indonesia Treasury Bond (IDR)	7.00%	09/15/30	7,993,200
34,395,000,000	Indonesia Treasury Bond (IDR)	8.38%	03/15/34	2,334,910
106,563,000,000	Indonesia Treasury Bond (IDR)	8.25%	05/15/36	7,243,541
				29,990,135
	Israel — 0.3%
500,000	Israel Government Bond - Fixed (ILS)	6.25%	10/30/26	151,025
1,850,000	Israel Government Bond - Fixed (ILS)	3.75%	02/28/29	538,042
				689,067
	Malaysia — 10.9%
19,540,000	Malaysia Government Bond (MYR)	3.89%	08/15/29	4,706,382
21,309,000	Malaysia Government Bond (MYR)	4.50%	04/15/30	5,279,175
44,887,000	Malaysia Government Bond (MYR)	2.63%	04/15/31	10,159,405
12,030,000	Malaysia Government Bond (MYR)	4.64%	11/07/33	3,064,613
				23,209,575
	Mexico — 4.8%
69,930,000	Mexican Bonos, Series M (MXN)	8.50%	05/31/29	3,689,537

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN SOVEREIGN BONDS AND NOTES (a) (Continued)
	Mexico (Continued)
93,440,000	Mexican Bonos, Series M (MXN)	7.50%	05/26/33	$4,503,323
41,000,000	Mexican Bonos, Series M (MXN)	8.50%	11/18/38	1,987,405
				10,180,265
	Peru — 2.2%
1,400,000	Peru Government Bond (PEN)	6.95%	08/12/31	428,368
15,420,000	Peru Government Bond (PEN)	6.90%	08/12/37	4,351,671
				4,780,039
	Philippines — 2.6%
331,000,000	Philippine Government International Bond (PHP)	6.25%	01/14/36	5,543,629
	Poland — 3.4%
1,016,000	Republic of Poland Government Bond (PLN)	7.50%	07/25/28	293,630
12,699,000	Republic of Poland Government Bond (PLN)	1.75%	04/25/32	2,741,431
14,933,000	Republic of Poland Government Bond (PLN)	6.00%	10/25/33	4,180,158
				7,215,219
	Romania — 3.3%
25,225,000	Romania Government Bond (RON)	6.70%	02/25/32	5,502,362
8,600,000	Romania Government Bond (RON)	4.75%	10/11/34	1,627,900
				7,130,262
	South Africa — 8.2%
76,580,000	Republic of South Africa Government Bond, Series R186 (ZAR)	10.50%	12/21/26	4,357,302
146,100,000	Republic of South Africa Government Bond (ZAR)	8.25%	03/31/32	7,776,455
56,360,000	Republic of South Africa Government Bond (ZAR)	8.88%	02/28/35	2,954,783
53,829,000	Republic of South Africa Government Bond (ZAR)	8.75%	01/31/44	2,481,458
				17,569,998
	Supranational — 5.9%
100,000,000	African Development Bank (ZAR)	(d)	04/05/46	637,128
162,020,000	Asian Development Bank (INR)	6.20%	10/06/26	1,857,804
186,000,000	European Bank for Reconstruction & Development (INR)	6.30%	10/26/27	2,123,523
201,000,000	Inter-American Development Bank (INR)	7.35%	10/06/30	2,359,143
62,000,000	International Bank for Reconstruction & Development (INR)	6.75%	07/13/29	712,516
342,500,000	International Bank for Reconstruction & Development (INR)	6.71%	01/21/35	3,901,213
62,500,000	International Finance Corp. (MXN)	(d)	02/22/38	1,068,423
				12,659,750
	Thailand — 4.6%
87,960,000	Thailand Government Bond (THB)	3.35%	06/17/33	3,070,451
183,450,000	Thailand Government Bond (THB)	3.39%	06/17/37	6,661,990
				9,732,441
	Turkey — 1.2%
11,800,000	Turkiye Government Bond (TRY)	10.60%	02/11/26	255,780
104,000,000	Turkiye Government Bond (TRY)	26.20%	10/05/33	2,349,435
				2,605,215

	Total Investments — 90.4%			193,235,168
	(Cost $195,768,428)
	Net Other Assets and Liabilities — 9.6%			20,440,229
	Net Assets — 100.0%			$213,675,397

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Forward Foreign Currency Contracts at July 31, 2025:

Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 7/31/2025	Sale Value as of 7/31/2025	Unrealized Appreciation (Depreciation)
08/26/2025	JPM	BRL	43,050,000	USD	7,642,871	$7,633,944	$7,642,871	$(8,927)
08/26/2025	JPM	CLP	2,014,000,000	USD	2,082,321	2,070,809	2,082,321	(11,512)
08/26/2025	BNY	CNH	10,200,000	USD	1,423,700	1,417,516	1,423,700	(6,184)
08/26/2025	BNS	COP	11,790,000,000	USD	2,921,788	2,809,722	2,921,788	(112,066)
08/26/2025	JPM	COP	16,140,000,000	USD	3,991,266	3,846,388	3,991,266	(144,878)
08/26/2025	BNY	CZK	32,000,000	USD	1,513,762	1,486,772	1,513,762	(26,990)
08/26/2025	BNY	HUF	550,000,000	USD	1,601,826	1,567,048	1,601,826	(34,778)
08/26/2025	JPM	IDR	49,000,000,000	USD	2,994,835	2,975,720	2,994,835	(19,115)
08/26/2025	JPM	INR	310,200,000	USD	3,602,829	3,536,860	3,602,829	(65,969)
08/26/2025	JPM	KRW	11,690,000,000	USD	8,417,278	8,441,875	8,417,278	24,597
08/26/2025	BNY	MXN	81,163,000	USD	4,295,044	4,289,895	4,295,044	(5,149)
08/26/2025	BNS	PEN	6,000,000	USD	1,690,331	1,668,737	1,690,331	(21,594)
08/26/2025	JPM	PHP	245,700,000	USD	4,292,753	4,208,934	4,292,753	(83,819)
08/26/2025	BNY	PLN	3,620,000	USD	990,750	965,498	990,750	(25,252)
08/26/2025	BNY	THB	90,882,000	USD	2,801,018	2,786,770	2,801,018	(14,248)
08/26/2025	BNY	TRY	154,800,000	USD	3,711,450	3,722,265	3,711,450	10,815
08/26/2025	JPM	USD	2,150,577	IDR	35,500,000,000	2,150,577	2,155,880	(5,303)
08/26/2025	BNY	USD	1,633,839	ILS	5,480,000	1,633,839	1,613,286	20,553
08/26/2025	JPM	USD	1,053,187	KRW	1,460,000,000	1,053,187	1,054,331	(1,144)
08/26/2025	JPM	USD	1,031,215	CLP	1,000,000,000	1,031,215	1,028,207	3,008
08/26/2025	BNY	ZAR	91,400,000	USD	5,152,194	5,008,227	5,152,194	(143,967)
Net Unrealized Appreciation (Depreciation)								$(671,922)

(a)	Principal Value is in local currency in the security description.
(b)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2025, securities noted as such amounted to $5,909,396 or 2.8% of net assets.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(d)	Zero coupon security.

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
BNS	– Bank of Nova Scotia
BNY	– Bank of New York (The)
BRL	– Brazilian Real
CLP	– Chilean Peso
CNH	– Chinese Yuan
CNY	– China Yuan Renminbi
COP	– Colombian Peso
CZK	– Czech Koruna
EUR	– Euro
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
ILS	– Israeli Shekel
INR	– Indian Rupee
JPM	– JPMorgan Chase and Co.
KRW	– South Korean Won
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
PEN	– Peruvian Nuevo Sol
PHP	– Philippine Peso
PLN	– Polish Zloty
RON	– Romanian New Leu
THB	– Thai Baht
TRY	– Turkish Lira
USD	– United States Dollar
ZAR	– South African Rand

Credit Quality(1)	% of Total Investments
AAA	6.5%
AA	3.3
A	24.4
BBB	39.3
BB	26.5
Total	100.0%

(1)
The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical
rating organization (NRSRO) of the creditworthiness of an
issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D
(lowest). Investment grade is defined as those issuers that
have a long-term credit rating of BBB- or higher. The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Currency Exposure Diversification	% of Total Investments (including cash)‡
IDR	15.3%
INR	12.9
BRL	12.4
ZAR	11.6
MYR	11.5
COP	10.2
MXN	7.7
THB	6.2
HUF	5.0
PHP	4.9
PLN	4.1
CZK	3.9
KRW	3.7
CLP	3.6
RON	3.5
PEN	3.2
TRY	3.2
CNH	0.7
EUR	0.0‡‡
CNY	0.0‡‡
ILS	(0.5)
USD	(23.1)
Total	100.0%

‡	The weightings include the impact of currency forwards.
‡‡	Amount is less than 0.1%.

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2025 is as follows:

ASSETS TABLE
	Total Value at 7/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Foreign Sovereign Bonds and Notes*	$193,235,168	$—	$193,235,168	$—
Forward Foreign Currency Contracts	58,973	—	58,973	—
Total	$193,294,141	$—	$193,294,141	$—

LIABILITIES TABLE
	Total Value at 7/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Forward Foreign Currency Contracts	$(730,895)	$—	$(730,895)	$—

*	See Portfolio of Investments for country breakout.